Washington Mutual Investors Fund
Investment portfolio
January 31, 2025
unaudited

Common stocks 96.79% Energy 3.49%	Shares	Value (000)
Canadian Natural Resources, Ltd.	37,846,204	$1,148,632
Cenovus Energy, Inc.	16,132,338	233,435
Chevron Corp.	3,690,523	550,589
ConocoPhillips	7,384,323	729,793
EOG Resources, Inc.	14,604,438	1,837,092
Exxon Mobil Corp.	14,046,052	1,500,540
Halliburton Co.	13,415,326	349,067
Schlumberger NV	3,755,259	151,262
South Bow Corp.	635,691	15,193
TC Energy Corp.	7,419,575	334,252
		6,849,855
Materials 2.45%
Air Products and Chemicals, Inc.	1,548,378	519,109
Celanese Corp.	3,084,978	219,157
Corteva, Inc.	15,910,586	1,038,484
Freeport-McMoRan, Inc.	4,495,234	161,154
H.B. Fuller Co.	1,928,028	121,716
International Paper Co.	2,935,188	163,285
Linde Public, Ltd. Co.	3,665,010	1,635,034
LyondellBasell Industries NV	2,591,777	196,198
Rio Tinto PLC (ADR)	2,640,046	159,485
Royal Gold, Inc.	469,503	65,646
Wheaton Precious Metals Corp.	8,542,713	533,663
		4,812,931
Industrials 10.60%
3M Co.	7,831,281	1,191,921
ABB, Ltd. (ADR)	8,271,937	450,821
BAE Systems PLC (ADR)	3,110,561	189,091
Boeing Co. (The)[1]	6,344,225	1,119,883
Carrier Global Corp.	8,830,255	577,322
Caterpillar, Inc.	3,970,771	1,474,903
CSX Corp.	15,934,641	523,772
Deere & Co.	1,567,896	747,196
Delta Air Lines, Inc.	5,379,237	361,861
Eaton Corp. PLC	296,068	96,648
Equifax, Inc.	1,326,855	364,593
FedEx Corp.	1,001,067	265,153
General Electric Co.	11,303,064	2,300,965
HEICO Corp.	771,057	184,236
Honeywell International, Inc.	3,481,788	778,946
Ingersoll-Rand, Inc.	3,360,160	315,183
Johnson Controls International PLC	3,255,797	253,952
L3Harris Technologies, Inc.	3,684,444	781,139
Lennox International, Inc.	150,786	89,329
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Northrop Grumman Corp.	3,588,872	$1,748,750
PACCAR, Inc.	5,069,792	562,139
Parker-Hannifin Corp.	612,926	433,369
Paychex, Inc.	8,712,081	1,286,513
Republic Services, Inc.	1,180,680	256,054
RTX Corp.	17,454,503	2,250,758
Southwest Airlines Co.	5,162,323	158,535
TransUnion	3,222,732	319,856
Union Pacific Corp.	4,991,620	1,236,873
United Parcel Service, Inc., Class B	1,120,988	128,050
Waste Connections, Inc.	1,726,816	317,337
		20,765,148
Consumer discretionary 7.32%
Advance Auto Parts, Inc.	520,984	25,268
Amazon.com, Inc.[1]	4,914,952	1,168,186
Chipotle Mexican Grill, Inc.[1]	2,188,682	127,710
Darden Restaurants, Inc.[2]	9,502,215	1,855,212
General Motors Co.	8,838,503	437,152
Home Depot, Inc.	4,315,792	1,778,020
Lennar Corp., Class A	1,065,285	139,808
Marriott International, Inc., Class A	1,730,616	502,900
McDonald’s Corp.	1,149,138	331,756
NIKE, Inc., Class B	10,810,839	831,354
Royal Caribbean Cruises, Ltd.	9,819,302	2,617,826
Sony Group Corp. (ADR)	4,555,356	100,263
Starbucks Corp.	15,093,763	1,625,296
TJX Companies, Inc. (The)	5,777,924	721,027
Tractor Supply Co.	5,860,053	318,553
Vail Resorts, Inc.	1,834,590	312,100
YUM! Brands, Inc.	11,180,990	1,459,119
		14,351,550
Consumer staples 8.07%
Altria Group, Inc.	30,137,276	1,574,070
British American Tobacco PLC (ADR)	23,125,755	916,705
Bunge Global SA	1,338,581	101,906
Church & Dwight Co., Inc.	3,195,629	337,203
Coca-Cola Co.	11,952,944	758,773
Constellation Brands, Inc., Class A	5,263,697	951,676
Costco Wholesale Corp.	582,513	570,793
Danone (ADR)	26,472,893	369,562
Dollar General Corp.	4,373,909	310,810
Estée Lauder Companies, Inc. (The), Class A	2,166,008	180,710
Hershey Co.	4,832,801	721,296
Keurig Dr Pepper, Inc.	43,741,190	1,404,092
Kimberly-Clark Corp.	1,795,891	233,412
Kraft Heinz Co. (The)	11,002,569	328,317
Mondelez International, Inc., Class A	6,926,299	401,656
Philip Morris International, Inc.	40,716,941	5,301,346
Procter & Gamble Co.	3,698,193	613,863
Sysco Corp.	4,045,028	294,963
Target Corp.	3,168,423	436,957
		15,808,110
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks (continued) Health care 13.81%	Shares	Value (000)
Abbott Laboratories	17,818,772	$2,279,555
AbbVie, Inc.	13,272,064	2,440,733
Amgen, Inc.	6,533,737	1,864,859
AstraZeneca PLC (ADR)	20,087,302	1,421,377
Bristol-Myers Squibb Co.	6,445,594	379,968
CVS Health Corp.	34,021,329	1,921,525
Danaher Corp.	6,151,791	1,370,250
Elevance Health, Inc.	1,685,655	667,014
Eli Lilly and Co.	5,711,998	4,632,887
Gilead Sciences, Inc.	20,510,570	1,993,627
Humana, Inc.	1,195,446	350,541
Illumina, Inc.[1]	730,567	96,975
Johnson & Johnson	2,137,122	325,163
Merck & Co., Inc.	2,540,250	251,028
Thermo Fisher Scientific, Inc.	844,671	504,902
UnitedHealth Group, Inc.	9,299,742	5,045,017
Vertex Pharmaceuticals, Inc.[1]	2,987,252	1,379,155
Zoetis, Inc., Class A	807,636	138,025
		27,062,601
Financials 18.26%
American Express Co.	1,415,977	449,502
Aon PLC, Class A	1,729,739	641,422
Apollo Asset Management, Inc.	7,087,784	1,211,869
Arthur J. Gallagher & Co.	4,844,916	1,462,293
Bank of America Corp.	18,313,849	847,931
BlackRock, Inc.	2,676,044	2,878,085
Blackstone, Inc.	10,123,316	1,792,940
Brookfield Asset Management, Ltd., Class A	8,335,102	498,689
Capital One Financial Corp.	2,616,111	532,928
Carlyle Group, Inc. (The)	5,315,929	298,543
Chubb, Ltd.	6,730,072	1,829,772
Citigroup, Inc.	3,997,137	325,487
Citizens Financial Group, Inc.	18,411,743	875,847
CME Group, Inc., Class A	1,756,530	415,454
Discover Financial Services	7,553,224	1,518,878
Fifth Third Bancorp	3,031,494	134,326
Goldman Sachs Group, Inc.	645,606	413,446
Intercontinental Exchange, Inc.	876,656	140,116
JPMorgan Chase & Co.	12,595,477	3,366,771
KKR & Co., Inc.	11,013,341	1,839,999
Marsh & McLennan Companies, Inc.	19,553,420	4,240,746
Mastercard, Inc., Class A	3,881,505	2,155,904
Morgan Stanley	8,857,909	1,226,200
Nasdaq, Inc.	4,549,969	374,644
PNC Financial Services Group, Inc.	1,174,975	236,111
Progressive Corp.	622,797	153,482
S&P Global, Inc.	1,381,400	720,276
Truist Financial Corp.	20,615,153	981,694
Visa, Inc., Class A	7,757,554	2,651,532
Wells Fargo & Co.	19,971,239	1,573,734
		35,788,621
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks (continued) Information technology 21.49%	Shares	Value (000)
Accenture PLC, Class A	1,385,281	$533,264
Adobe, Inc.[1]	595,371	260,445
Apple, Inc.	19,982,841	4,715,950
Applied Materials, Inc.	6,238,960	1,125,196
ASM International NV (ADR)	373,243	214,268
ASML Holding NV (ADR)	2,070,840	1,530,993
Broadcom, Inc.	63,726,317	14,100,722
Cadence Design Systems, Inc.[1]	844,217	251,256
Intel Corp.	7,945,406	154,379
International Business Machines Corp.	3,137,815	802,339
KLA Corp.	868,999	641,530
Microsoft Corp.	24,917,761	10,342,366
Motorola Solutions, Inc.	2,848,418	1,336,620
NVIDIA Corp.	14,319,861	1,719,386
Oracle Corp.	6,061,867	1,030,881
Salesforce, Inc.	1,131,065	386,485
SAP SE (ADR)[3]	6,986,970	1,928,823
Synopsys, Inc.[1]	554,388	291,320
Texas Instruments, Inc.	4,023,943	742,860
		42,109,083
Communication services 5.34%
Alphabet, Inc., Class A	6,411,155	1,308,004
Alphabet, Inc., Class C	11,674,688	2,400,316
AT&T, Inc.	3,214,233	76,274
Comcast Corp., Class A	73,347,467	2,468,876
Deutsche Telekom AG (ADR)[3]	4,708,485	157,687
Electronic Arts, Inc.	2,051,203	252,113
Meta Platforms, Inc., Class A	4,201,141	2,895,342
Verizon Communications, Inc.	8,885,291	349,991
Walt Disney Co. (The)	4,866,970	550,260
		10,458,863
Utilities 3.52%
CenterPoint Energy, Inc.	9,527,933	310,325
Constellation Energy Corp.	6,800,706	2,040,076
DTE Energy Co.	1,564,907	187,601
Entergy Corp.	4,060,196	329,201
FirstEnergy Corp.	23,636,502	940,733
NextEra Energy, Inc.	2,135,746	152,834
Public Service Enterprise Group, Inc.	3,247,674	271,310
Sempra	18,116,662	1,502,415
Southern Co. (The)	13,876,220	1,164,908
		6,899,403
Real estate 2.44%
American Tower Corp. REIT	2,182,566	403,666
AvalonBay Communities, Inc. REIT	719,839	159,451
Equinix, Inc. REIT	373,329	341,096
Extra Space Storage, Inc. REIT	3,162,783	487,069
Mid-America Apartment Communities, Inc. REIT	4,311,317	657,821
Millrose Properties, Inc., Class A, REIT[1]	533,024	4,957
Prologis, Inc. REIT	4,323,060	515,525
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Simon Property Group, Inc. REIT	1,596,867	$277,631
Welltower, Inc. REIT	14,178,357	1,935,062
		4,782,278
Total common stocks (cost: $105,212,005,000)		189,688,443
Convertible stocks 0.28% Industrials 0.24%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	7,774,387	466,385
Financials 0.04%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	905,857	80,694
Total convertible stocks (cost: $441,690,000)		547,079
Short-term securities 3.18% Money market investments 3.10%
Capital Group Central Cash Fund 4.40%[2,4]	60,686,217	6,069,835
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 4.40%[2,4,5]	793,421	79,358
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.33%[4,5]	13,105,913	13,106
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.26%[4,5]	11,600,000	11,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.26%[4,5]	11,600,000	11,600
Fidelity Investments Money Market Government Portfolio, Class I 4.27%[4,5]	11,600,000	11,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.26%[4,5]	11,600,000	11,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.31%[4,5]	11,600,000	11,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%[4,5]	11,600,000	11,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.30%[4,5]	5,000,000	5,000
		167,064
Total short-term securities (cost: $6,235,729,000)		6,236,899
Total investment securities 100.25% (cost: $111,889,424,000)		196,472,421
Other assets less liabilities (0.25%)		(499,660)
Net assets 100.00%		$195,972,761
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Investments in affiliates2

	Value at 5/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.94%
Materials 0.00%
Celanese Corp.[6]	$1,193,729	$—	$511,642	$(95,185)	$(367,745)	$—	$9,009
Consumer discretionary 0.94%
Darden Restaurants, Inc.	1,217,193	226,493	1,695	1,175	412,046	1,855,212	37,729
YUM! Brands, Inc.[6]	2,194,316	1,252	578,360	(12,726)	(145,363)	—	28,796
						1,855,212
Total common stocks						1,855,212
Short-term securities 3.14%
Money market investments 3.10%
Capital Group Central Cash Fund 4.40%[4]	6,398,719	15,234,682	15,564,571	66	939	6,069,835	231,989
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 4.40%[4,5]	659	78,699 [7]				79,358	— [8]
Total short-term securities						6,149,193
Total 4.08%				$(106,670)	$(100,123)	$8,004,405	$307,523

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $338,624,000, which represented .17% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 1/31/2025.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2025. Refer to the investment portfolio for the security value at 1/31/2025.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Washington Mutual Investors Fund — Page 6 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of January 31, 2025, all of the fund’s investments were classifed as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-001-0325
Washington Mutual Investors Fund — Page 7 of 7